T. ROWE PRICE Health Sciences Portfolio
March 31, 2026 Unaudited
1
Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.7%
BIOTECHNOLOGY  39.9%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 17,571 585
585
Major Biotechnology  8.1%
Amgen  18,569 6,533
Celldex Therapeutics (1) 26,430 838
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 —
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 —
Gilead Sciences  124,085 17,294
Royalty Pharma, Class A  77,100 3,698
United Therapeutics (1) 15,587 9,243
Vertex Pharmaceuticals (1) 36,045 16,096
53,702
Other Biotechnology  31.7%
Abivax, ADR (1) 25,954 2,890
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 —
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 —
Agios Pharmaceuticals (1) 4,357 147
Aktis Oncology (1) 20,013 358
Aktis Oncology, Acquisition Date:
9/20/24, Cost $538 (1)(3) 35,348 632
Allogene Therapeutics (1) 243,268 594
Alnylam Pharmaceuticals (1) 32,730 10,829
Annexon (1) 20,477 114
Apogee Therapeutics (1) 34,862 2,934
Argenx, ADR (1) 27,355 19,976
Ascendis Pharma, ADR (1) 42,514 9,724
Atrium Therapeutics (1) 41,700 558
Aura Biosciences (1) 20,070 134
Axsome Therapeutics (1) 9,553 1,615
Beam Therapeutics (1) 71,998 1,716
BeOne Medicines, ADR (1) 2,980 885
BeOne Medicines, Class H (HKD) (1) 355,752 7,980
Bicara Therapeutics (1) 41,599 827
Bicycle Therapeutics, ADR (1) 62,846 292
Biohaven (1) 78,093 661
BridgeBio Oncology Therapeutics (1) 21,253 190
Bridgebio Pharma (1) 53,496 3,973
Cabaletta, Warrants, 9/20/26,
Acquisition Date: 6/11/25,
Cost $— (1)(3) 93,835 18
Cabaletta Bio (1) 27,173 73
CG oncology (1) 72,146 4,883
Shares/Par $ Value
(Cost and value in $000s)
‡
Climb Bio (1) 93,200 638
Crescent Biopharma (1) 17,631 324
Crinetics Pharmaceuticals (1) 70,107 2,546
Cytokinetics (1) 38,756 2,554
Denali Therapeutics (1) 29,350 564
Disc Medicine (1) 11,423 730
Eikon Therapeutics (1) 20,976 222
Eikon Therapeutics, Lockup Shares,
Acquisition Date: 12/3/21 - 2/14/25,
Cost $1,248 (1)(3) 16,741 177
Entrada Therapeutics (1) 20,159 254
Evommune PIPE, Acquisition Date:
2/13/26, Cost $211 (1)(3) 7,566 165
Generate Biomedicines (1) 17,662 221
Generate Biomedicines, Lockup
Shares, Acquisition Date: 9/2/21 -
5/9/23, Cost $1,203 (1)(3) 66,811 835
Generation Bio (1)(2) 9,145 —
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date:
2/18/22, Cost $253 (1)(2)(3) 253,263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Immunocore Holdings, ADR (1) 43,516 1,312
Immunome (1) 107,386 2,349
Incyte (1) 24,583 2,314
Insmed (1) 43,893 7,177
Ionis Pharmaceuticals (1) 55,343 4,156
Iovance Biotherapeutics (1) 127,849 449
Krystal Biotech (1) 17,083 4,413
Kymera Therapeutics (1) 64,824 5,399
Kyverna Therapeutics (1) 80,673 696
MBX Biosciences (1) 46,028 1,374
MediWound (1) 3,812 61
Mirum Pharma Escrow Expense
Fund, EC, Acquisition Date: 2/4/26,
Cost $2 (1)(2)(3) 2,318 2
Mirum Pharma Escrow Indemnity,
EC, Acquisition Date: 2/4/26,
Cost $57 (1)(2)(3) 57,483 55
Mirum Pharma Escrow Working
Capital, EC, Acquisition Date: 2/4/26,
Cost $2 (1)(2)(3) 2,318 2

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Mirum Pharma Indemnity
Holdback, Acquisition Date: 2/4/26,
Cost $86 (1)(3) 1,210 106
Mirum Pharma Milestone $500
Million, Acquisition Date: 2/4/26,
Cost $— (1)(2)(3) 165,208 —
Mirum Pharma Milestone $750
Million, Acquisition Date: 2/4/26,
Cost $— (1)(2)(3) 275,347 —
Mirum Pharma, Lockup Shares 6
Month, Acquisition Date: 2/4/26,
Cost $386 (1)(3) 5,416 475
Mirum Pharma, Lockup Shares 9
Month, Acquisition Date: 2/4/26,
Cost $386 (1)(3) 5,417 475
Moderna (1) 11,797 599
Monte Rosa Therapeutics (1) 121,545 1,999
MoonLake Immunotherapeutics (1) 60,870 1,135
Natera (1) 35,183 7,036
Nuvalent, Class A (1) 29,270 2,999
Odyssey Therapeutics, Warrants,
6/16/32, Acquisition Date: 6/16/25,
Cost $— (1)(2)(3) 7,373 —
ORIC Pharmaceuticals (1) 110,459 1,400
Oruka Therapeutics (1) 31,626 1,551
Pharvaris (1) 20,584 582
Praxis Precision Medicines (1) 11,574 3,729
ProfoundBio, Escrow Fund Payment,
EC, Acquisition Date: 5/24/24,
Cost $34 (1)(2)(3) 33,627 32
ProfoundBio, Expense Fund
Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(2)(3) 112 —
Protagonist Therapeutics (1) 70,663 7,448
Rapport Therapeutics (1) 38,725 1,212
Regeneron Pharmaceuticals  23,101 17,849
Relay Therapeutics (1) 80,419 800
Repligen (1) 6,705 790
Replimune Group (1) 96,267 737
Revolution Medicines (1) 92,384 8,984
Revolution Medicines, Warrants,
11/14/28 (1) 11,096 19
Rhythm Pharmaceuticals (1) 14,695 1,278
Ring Therapeutics, Acquisition Date:
4/12/21 - 10/7/22, Cost $601 (1)(2)
(3) 13,073 60
Rocket Pharmaceuticals (1) 36,464 131
Roivant Sciences (1) 277,453 7,686
Scholar Rock Holding (1) 92,468 4,546
Sensorion (EUR) (1) 1,046,087 497
Sionna Therapeutics (1) 35,707 1,432
Spyre Therapeutics (1) 54,547 2,751
Structure Therapeutics, ADR (1) 80,111 3,861
Summit Therapeutics (1) 375,693 7,123
Tarsus Pharmaceuticals (1) 11,077 777
Tenax Therapeutics (1) 155,098 2,480
Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Warrants,
8/21/35, Acquisition Date: 8/21/25,
Cost $— (1)(2)(3) 2,604 19
Vaxcyte (1) 16,950 985
Vera Therapeutics (1) 79,981 3,218
Viridian Therapeutics (1) 20,932 409
WaVe Life Sciences (1) 137,023 993
Xencor (1) 22,853 276
Zai Lab, ADR (1) 13,777 259
209,731
Total Biotechnology 264,018
CONSUMER
NONDURABLES  3.2%
Pharmaceuticals  3.2%
AstraZeneca  106,710 21,045
Total Consumer Nondurables 21,045
LIFE SCIENCES  6.4%
Life Sciences  6.4%
Charles River Laboratories
International (1) 4,900 845
Chromacode, Acquisition Date:
2/28/22, Cost $196 (1)(2)(3) 28 —
Danaher  71,673 13,589
Ginkgo Bioworks Holdings (1) 2,281 14
Revvity  13,006 1,140
SomaLogic, Warrants, 8/31/26 (1) 4,962 —
Thermo Fisher Scientific  54,941 27,005
Total Life Sciences 42,593
PHARMACEUTICALS  20.1%
Major Pharmaceuticals  19.8%
AbbVie  87,748 19,084
Chugai Pharmaceutical (JPY)  75,500 4,164
Eli Lilly  73,591 67,687
Johnson & Johnson  66,600 16,280
Merck  190,448 22,909
Novo Nordisk, ADR  27,816 1,022
131,146
Specialty Pharmaceuticals  0.3%
Blue Marlin Therapeutics, Acquisition
Date: 12/18/25, Cost $— (1)(2)(3) 81 —
Madrigal Pharmaceuticals (1) 4,268 2,234
2,234
Total Pharmaceuticals 133,380
PRODUCTS & DEVICES  9.5%
Capital Equipment  0.1%
PROCEPT BioRobotics (1) 17,941 449
449
Implants  8.6%
Boston Scientific (1) 77,105 4,838
Edwards Lifesciences (1) 34,286 2,746
Intuitive Surgical (1) 52,937 24,404
Sonova Holding (CHF)  6,462 1,473

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Stryker  70,352 23,117
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 58
56,636
Other Products & Devices  0.8%
Celcuity (1) 32,871 3,752
IDEXX Laboratories (1) 121 68
Kestra Medical Technologies (1) 48,776 972
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 120
Saluda Medical, CDI (AUD) (1) 234,087 134
Saluda Medical, CDI, Acquisition
Date: 10/30/25, Cost $18 (AUD) (1)
(3) 189,460 107
5,153
Total Products & Devices 62,238
SERVICES  11.8%
Distribution  2.3%
Cardinal Health  21,571 4,558
Cencora  11,189 3,515
CVS Health  79,198 5,688
McKesson  1,545 1,337
15,098
Information  0.0%
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 —
—
Other Services  1.4%
Caris Life Sciences (1) 123,415 2,207
Guardant Health (1) 65,638 6,063
Medpace Holdings (1) 1,400 672
Perceptive Capital Solutions SPAC/
Freenome Holdings PIPE (1)(4) 26,090 258
PrognomIQ, Class A, Acquisition
Date: 11/15/19 - 4/22/25,
Cost $656 (1)(2)(3) 27,338 4
9,204
Payors  5.0%
Alignment Healthcare (1) 94,456 1,664
Centene (1) 31,861 1,043
Cigna Group  18,644 4,973
Elevance Health  15,076 4,414
Molina Healthcare (1) 5,556 741
UnitedHealth Group  75,926 20,545
33,380
Providers  3.1%
BrightSpring Health Services (1) 154,105 6,566
Encompass Health  9,603 929
HCA Healthcare  12,847 6,080
Shares/Par $ Value
(Cost and value in $000s)
‡
Tenet Healthcare (1) 36,032 6,800
20,375
Total Services 78,057
Total Miscellaneous Common
Stocks  4.8% (5) 31,886
Total Common Stocks (Cost
$346,912) 633,217
CONVERTIBLE BONDS  0.2%
BIOTECHNOLOGY  0.2%
Other Biotechnology  0.2%
Delfi Diagnostics, 0.00%, 1/29/27,
Acquisition Date: 12/1/25,
Cost $78 (1)(2)(3) 78,285 78
Immunocore Holdings, 2.50%, 2/1/30  739,000 666
Kartos Therapeutics, 0.00%,
3/4/27, Acquisition Date: 3/4/26,
Cost $45 (1)(2)(3) 44,801 45
Total Biotechnology 789
PRODUCTS & DEVICES  0.0%
Capital Equipment  0.0%
RefleXion Medical, 0.00%,
7/24/26, Acquisition Date: 7/28/25,
Cost $13 (1)(2)(3) 12,143 33
RefleXion Medical, 15.00%,
7/11/26, Acquisition Date: 8/13/25,
Cost $12 (2)(3) 12,143 33
RefleXion Medical, 15.00%,
7/11/26, Acquisition Date: 8/27/25,
Cost $12 (2)(3) 12,143 33
Total Products & Devices 99
Total Convertible Bonds (Cost
$899) 888
CONVERTIBLE PREFERRED STOCKS  2.9%
BIOTECHNOLOGY  1.6%
Other Biotechnology  1.6%
Arbor Bio, Series B, Acquisition
Date: 10/29/21, Cost $398 (1)(2)(3) 23,994 128
Arsenal Biosciences, Series
C, Acquisition Date: 7/9/24,
Cost $651 (1)(2)(3) 35,023 651
Avalyn Pharma, Series C-1,
Acquisition Date: 9/22/23,
Cost $285 (1)(2)(3) 388,595 309
Avalyn Pharma, Series D, Acquisition
Date: 4/25/25, Cost $72 (1)(2)(3) 90,102 72
Chroma Medicine, Series I,
Acquisition Date: 10/12/21 - 12/4/24,
Cost $785 (1)(2)(3) 354,997 355
Delfi Diagnostics, Series A,
Acquisition Date: 1/12/21 - 4/7/22,
Cost $320 (1)(2)(3) 154,525 604

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Delfi Diagnostics, Series B,
Acquisition Date: 6/10/22,
Cost $408 (1)(2)(3) 84,104 329
Endeavor Bio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 550
Endeavor Bio, Series C, Acquisition
Date: 4/22/24, Cost $154 (1)(2)(3) 23,627 154
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 164
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 200
FOG Pharma, Series E,
Acquisition Date: 2/29/24 - 1/22/25,
Cost $186 (1)(2)(3) 29,808 184
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kailera Therapeutics, Series
B, Acquisition Date: 10/31/25,
Cost $512 (1)(2)(3) 36,605 512
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Kartos Therapeutics, Series
D, Acquisition Date: 2/26/25,
Cost $153 (1)(2)(3) 27,086 153
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 76
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 422
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 80
Odyssey Therapeutics, Series
C, Acquisition Date: 10/25/23,
Cost $25 (1)(2)(3) 4,902 7
Odyssey Therapeutics, Series
D, Acquisition Date: 6/16/25,
Cost $37 (1)(2)(3) 24,579 37
Parabilis Medicines, Series
F, Acquisition Date: 1/6/26,
Cost $370 (1)(2)(3) 60,045 370
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 30,439 158
Tessera Therapeutics, Series
D, Acquisition Date: 3/7/25,
Cost $89 (1)(2)(3) 17,248 89
Shares/Par $ Value
(Cost and value in $000s)
‡
Third Arc Bio, Series A, Acquisition
Date: 7/16/24 - 1/12/26,
Cost $505 (1)(2)(3) 240,042 505
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 773
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $1,060 (1)(2)(3) 123,059 897
Treeline Biosciences, Series
A-2, Acquisition Date: 8/21/25,
Cost $149 (1)(2)(3) 17,362 126
Total Biotechnology 10,534
CONSUMER
NONDURABLES  0.1%
Biotechnology  0.0%
Arbor Bio, Series C, Acquisition
Date: 10/21/24, Cost $64 (1)(2)(3) 15,714 83
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 —
83
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition
Date: 4/7/21, Cost $553 (1)(2)(3) 38,140 39
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 41
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 255
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 272
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 82
689
Total Consumer Nondurables 772
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series
B, Acquisition Date: 10/18/24,
Cost $540 (1)(2)(3) 113,620 540
Total Financial 540
LIFE SCIENCES  0.6%
Life Sciences  0.6%
Cellanome, Series A, Acquisition
Date: 12/30/21, Cost $497 (1)(2)(3) 89,839 782
Chromacode, Series AA, Acquisition
Date: 5/22/25, Cost $10 (1)(2)(3) 2,002 10
Clear Labs, Series C, Acquisition
Date: 5/13/21, Cost $595 (1)(2)(3) 171,440 542
Clear Labs, Series D, Acquisition
Date: 12/12/24, Cost $58 (1)(2)(3) 18,600 58
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 117

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 266
Element Biosciences, Series
D, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 75
Element Biosciences, Series
D-1, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 75
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 119
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $572 (1)(2)(3) 54,498 164
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 1,187
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 420
Total Life Sciences 3,815
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.0%
DeepSight Technology, Series
C, Acquisition Date: 3/18/26,
Cost $264 (1)(2)(3) 20,661 264
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 1
Reflexion Medical, Series
D, Acquisition Date: 4/3/20,
Cost $97 (1)(2)(3) 51,079 —
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 —
Reflexion Medical, Series F,
Acquisition Date: 11/13/23,
Cost $125 (1)(2)(3) 83,280 —
265
Implants  0.2%
Kardium, Series D-5, Acquisition
Date: 11/29/18, Cost $391 (1)(2)(3) 403,778 331
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $565 (1)(2)(3) 556,501 460
Kardium, Series D-7, Acquisition
Date: 6/9/25, Cost $284 (1)(2)(3) 584,117 378
Kardium, Series D-8, Acquisition
Date: 6/6/25, Cost $242 (1)(2)(3) 373,263 242
1,411
Other Products & Devices  0.1%
Galvanize Therapeutics, Series C,
Acquisition Date: 7/7/25 - 3/20/26,
Cost $394 (1)(2)(3) 742,782 304
Galvanize Therapeutics, Series
C-1, Acquisition Date: 7/7/25,
Cost $570 (1)(2)(3) 1,656,003 679
983
Total Products & Devices 2,659
Shares/Par $ Value
(Cost and value in $000s)
‡
SERVICES  0.2%
Information  0.1%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313 (1)(2)(3) 26,533 466
466
Other Services  0.1%
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(3) 71,397 208
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(3) 41,732 122
Freenome Holdings, Series
D, Acquisition Date: 11/22/21,
Cost $179 (1)(3) 23,669 69
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(3) 8,542 25
424
Providers  0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 42
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 29
71
Total Services 961
Total Convertible Preferred Stocks
(Cost $26,464) 19,281
PREFERRED STOCKS  0.1%
LIFE SCIENCES  0.1%
Life Sciences  0.1%
Sartorius (EUR)  2,715 679
Total Life Sciences 679
Total Preferred Stocks (Cost $370) 679
SHORT-TERM INVESTMENTS  0.4%
Money Market Funds  0.4%
T. Rowe Price Government Reserve
Fund, 3.71% (6)(7) 2,954,176 2,954
Total Short-Term Investments
(Cost $2,954) 2,954
Total Investments in
Securities  99.3%
(Cost $377,599) $ 657,019
Other Assets Less Liabilities 0.7% 4,827
Net Assets 100.0% $ 661,846

T. ROWE PRICE Health Sciences Portfolio

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $22,846 and represents 3.5% of net assets.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitment at March 31, 2026, was $261 and was valued at $258 (0.0% of net assets).
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen
PIPE Private Investment in Public Equity
SPAC Special Purpose Acquisition Company

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.71% $ —# $ — $ 42+
Supplementary Investment Schedule
Affiliate
Value
12/31/25
Purchase
Cost
Sales
Cost
Value
3/31/26
T. Rowe Price Government Reserve Fund, 3.71% $ 3,540  ¤  ¤ $ 2,954^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $42 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,954.

T. Rowe Price Health Sciences Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Health Sciences Portfolio (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate,

T. Rowe Price Health Sciences Portfolio

decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 615,368 $ 17,496 $ 353 $ 633,217
Convertible Bonds — 666 222 888
Convertible Preferred Stocks — 424 18,857 19,281
Preferred Stocks — 679 — 679
Short-Term Investments 2,954 — — 2,954
Total $ 618,322 $ 19,265 $ 19,432 $ 657,019

T. Rowe Price Health Sciences Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at March 31, 2026, totaled $(453,000) for the period ended March 31, 2026.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E309-054Q1 03/26
($000s)
Beginning
Balance
12/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
3/31/26
Investment in Securities
Common Stocks $ 408 $ (117) $ 62 $ — $ 353
Convertible Bonds 135 42 45 — 222
Convertible Preferred Stocks 22,432 113 869 (4,557) 18,857
Total $ 22,975 $ 38 $ 976 $ (4,557) $ 19,432